CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Current assets
Cash and cash equivalents	$ 363,575	$ 255,622		$ 6,905
Restricted cash	11,568	6,443		3,638
Players receivables	3,389	779		1,851
Due from affiliates	29,987	28,764		3,135
Prepaid expenses and other current assets	3,280	2,871		1,673
Total current assets	411,799	294,479		17,202
Intangible assets, net	11,612	9,750		6,957
Property and equipment, net	2,278	2,016		581
Operating lease right-of-use asset, net	1,033	1,100		0
Other assets	2,080	1,215		753
Total assets	428,802	308,560		25,493
Current liabilities
Accounts payable	6,306	11,994		707
Accrued expenses and other current liabilities	37,841	25,995		9,670
Players liabilities	14,147	7,779		5,346
Share-based liability		0		7,342
Deferred royalty, short-term	255	195		159
Operating lease liabilities, short-term	270	226		0
Due to affiliates	617	3,751		2,858
Earnout interests liability		351,048		0
Total current liabilities	59,436	400,988		26,082
Deferred royalty, long-term	3,733	3,813		2,779
Operating lease liabilities, long-term	868	979		0
Warrant liabilities		170,109		0
Total liabilities	64,037	575,889		28,861
Commitments and contingencies
Stockholders' equity (deficit)
Treasury stock, 218,589 and 0 shares as of March 31, 2021 and December 31, 2020, respectively	(850)
Additional paid-in capital	142,835	(18,402)		0
Accumulated other comprehensive income (loss)	(50)	93		0
Accumulated deficit	(43,507)	(43,490)		0
Total stockholders' equity (deficit) attributed to Rush Street Interactive, Inc.	98,450	(61,779)		0
Non-controlling interests	266,315	(205,550)		0
Members' deficit		0		(3,368)
Total stockholders' equity (deficit)	364,765	(267,329)	$ (14,390)	(3,368)	$ (2,539)
Total liabilities and stockholders' equity (deficit)	428,802	308,560		25,493
Class A Common Stock
Stockholders' equity (deficit)
Class A common stock, $0.0001 par value, 750,000,000 shares authorized as of March 31, 2021 and December 31, 2020; 59,377,953 and 44,792,517 shares issued as of March 31, 2021 and December 31, 2020, respectively; 59,159,364 and 44,792,517 shares outstanding as of March 31, 2021 and December 31, 2020, respectively	6	4		0
Class V common stock, $0.0001 par value, 200,000,000 shares authorized as of March 31, 2021 and December 31, 2020; 160,000,000 shares issued and outstanding as of March 31, 2021 and December 31, 2020	6	4		0
Total stockholders' equity (deficit)	6	4
Class V common stock
Stockholders' equity (deficit)
Class A common stock, $0.0001 par value, 750,000,000 shares authorized as of March 31, 2021 and December 31, 2020; 59,377,953 and 44,792,517 shares issued as of March 31, 2021 and December 31, 2020, respectively; 59,159,364 and 44,792,517 shares outstanding as of March 31, 2021 and December 31, 2020, respectively	16	16		0
Class V common stock, $0.0001 par value, 200,000,000 shares authorized as of March 31, 2021 and December 31, 2020; 160,000,000 shares issued and outstanding as of March 31, 2021 and December 31, 2020	16	16		$ 0
Total stockholders' equity (deficit)	$ 16	$ 16

[1]	Previously reported amounts have been adjusted for the retroactive application of the recapitalization related to the Business Combination. Refer to Note 4 for further information.